TRADE ACCOUNTS RECEIVABLE, NET - Summary of Accounts receivable (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Third Party
Total third-parties, net	¥ 26,686,888	$ 4,132,470	¥ 48,244,015
Related Party
Total related-party, net	0	0	3,068,920
Third Party [Member]
Third Party
Trade accounts receivable	31,669,331	4,904,001	51,679,627
Allowance for credit loss	(4,982,443)	(771,531)	(3,435,612)
Total third-parties, net	26,686,888	4,132,470	48,244,015
Third Party - long-term
Trade accounts receivable	4,332,984	670,963	2,072,900
Total - long-term trade accounts receivable, net	0	0	0
Related Party
Allowance for credit losses	(4,332,984)	(670,963)	(2,072,900)
Urumqi Yikeli Automatic Control Equipment Co., Ltd [Member]
Related Party
Allowance for credit losses	0	0	(340,992)
Total related-party, net	¥ 0	$ 0	¥ 3,409,912